As filed with the Securities and Exchange Commission on July 30, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  February 29, 2020

Date of reporting period:  May 31, 2019

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at May 31, 2019 (Unaudited)

Shares	COMMON STOCKS: 91.95%	Value
	Administrative Support and Services: 1.23%
2,560	PayPal Holdings, Inc.*	$280,960

	Air Transportation: 1.76%
8,470	Southwest Airlines Co.	403,172

	Apparel Manufacturing: 2.16%
819	Kontoor Brands, Inc.*	24,005
5,735	VF Corp.	469,582
		493,587

	Broadcasting (except Internet): 4.72%
17,620	CBS Corp. - Class B+	850,694
5,620	Comcast Corp. - Class A	230,420
		1,081,114

	Chemical Manufacturing: 3.02%
3,990	Albemarle Corp.	252,567
5,920	LyondellBasell Industries N.V. - Class A#	439,560
		692,127

	Computer and Electronic Product Manufacturing: 10.95%
3,815	Apple, Inc.	667,892
2,380	Northrop Grumman Corp.	721,735
8,240	NXP Semiconductors N.V.#	726,438
8,120	Sony Corp. - ADR*	389,760
		2,505,825

	Couriers and Messengers: 3.05%
4,525	FedEx Corp.	698,117

	Credit Intermediation and Related Activities: 8.55%
32,620	Bank of America Corp.	867,692
2,870	Credicorp Ltd.#	642,306
3,490	PNC Financial Services Group, Inc.	444,137
		1,954,135

	Data Processing, Hosting, and Related Services: 4.32%
30,840	Pagseguro Digital Ltd. - Class A*#	987,497

	Food Manufacturing: 4.19%
1,420	McCormick & Co., Inc.+	221,577
14,475	Mondelez International, Inc. - Class A	736,054
		957,631

	General Merchandise Stores: 3.36%
9,570	Target Corp.	769,906

	Insurance Carriers and Related Activities: 4.95%
19,000	AIA Group Ltd. - ADR	715,920
2,110	Berkshire Hathaway, Inc. - Class B*	416,556
		1,132,476

	Machinery Manufacturing: 5.23%
3,390	Caterpillar, Inc.	406,156
4,530	Lam Research Corp.	790,983
		1,197,139

	Merchant Wholesalers, Durable Goods: 0.85%
5,220	Gentherm, Inc.*	195,124

	Miscellaneous Manufacturing: 2.50%
13,000	Nintendo Co., Ltd. - ADR*	573,755

	Nonmetallic Mineral Product Manufacturing: 2.03%
9,580	Owens Corning, Inc.	464,343

	Oil and Gas Extraction: 4.77%
13,260	Occidental Petroleum Corp.	659,950
3,060	Pioneer Natural Resources Co.	434,398
		1,094,348
	Other Information Services: 2.30%
2,955	Facebook, Inc. - Class A*	524,424

	Professional, Scientific, and Technical Services: 6.42%
3,600	Baidu, Inc. - ADR*	396,000
14,260	Jacobs Engineering Group, Inc.	1,073,635
		1,469,635

	Publishing Industries (except Internet): 5.40%
7,790	Citrix Systems, Inc.	733,195
4,040	Microsoft Corp.	499,667
		1,232,862

	Real Estate: 3.16%
15,846	CBRE Group, Inc. - Class A*	724,162

	Securities, Commodity Contracts, and Other Finance: 2.04%
10,415	E*TRADE Financial Corp.	466,592

	Support Activities for Mining: 2.52%
9,830	ConocoPhillips	579,577

	Utilities: 2.47%
70,700	Enel Americas SA - ADR	564,893
	TOTAL COMMON STOCKS (Cost $18,733,883)	21,043,401

	REITS: 6.30%
	Real Estate: 3.16%
1,310	American Tower Corp.	273,489
3,440	Boston Properties, Inc.	450,055
		723,544

	Warehousing and Storage: 3.14%
23,460	Iron Mountain, Inc.	719,049
	TOTAL REITS (Cost $1,345,488)	1,442,593

	SHORT-TERM INVESTMENTS: 1.62%
369,830	Fidelity Investments Money Market Government Portfolio - Class I, 2.27%†	369,830
	TOTAL SHORT-TERM INVESTMENTS (Cost $369,830)	369,830
	Total Investments in Securities (Cost $20,449,201): 99.87%	22,855,824
	Other Assets in Excess of Liabilities: 0.13%	29,887
	Net Assets: 100.00%	$22,885,711

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of May 31, 2019.
+ Non-voting shares.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Notes to Schedule of Investments
May 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$280,960	$-	$-	$280,960
Finance and Insurance	3,553,203	-	-	3,553,203
Information	3,825,897	-	-	3,825,897
Manufacturing	6,884,407	-	-	6,884,407
Mining	1,673,925	-	-	1,673,925
Professional, Scientific, and
Technical Services	1,469,635	-	-	1,469,635
Real Estate, Rental, and Leasing	724,162	-	-	724,162
Retail Trade	769,906	-	-	769,906
Transportation and Warehousing	1,101,289	-	-	1,101,289
Utilities	564,893	-	-	564,893
Wholesale Trade	195,124	-	-	195,124
Total Common Stocks	21,043,401	-	-	21,043,401
REITS	1,442,593	-	-	1,442,593
Short-Term Investments	369,830	$-	$-	369,830
Total Investments in Securities	$22,855,824	-	-	$22,855,824

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at May 31, 2019, the end of the reporting period. During the period ended May 31, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  7/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  7/29/19

By (Signature and Title)*/s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal
 Financial Officer

Date  7/25/19

* Print the name and title of each signing officer under his or her signature.